Consolidated Statements of Cash Flow ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Cash flows from operating activities:
Net income	₪ 1,249		$ 360	₪ 3,180	[1],[2]	₪ 2,306	[2]
Adjustments to the profit or loss items:
Finance expenses, net	900		260	1,520		991
Company's share in earnings of equity-accounted investees, net	(443)		(128)	(151)		(242)
Fair value gain from investment property and investment property under development, net	(453)		(131)	(2,081)		(711)
Depreciation and amortization	28		8	53		89
Taxes on income (tax benefit)	(218)		(64)	629		183
Impairment loss of other assets	34		10	6		20
Capital (gain) loss, net	(112)		(32)	(6)		106
Loss from a decrease in holding rate in investees	4		1
Change in employee benefit liability						1
Change in provision for legal claims, net	(71)		(20)	158		88
Loss from revaluation of investees, net						1,531
Loss from deconsolidation of previously subsidiaries, net (including exercise of capital reserves)	902		260
Net loss from sale of subsidiary				230
Gain from bargain purchase						(1,065)
Cost of share-based payments	15		4	47		45
Adjustments to reconcile profit (loss)	586		168	405		1,036
Changes in assets and liabilities items:
Decrease (Increase) in trade receivables and other accounts receivable	(19)		(4)	(38)		57
Decrease inventories of buildings and land less advances from customers and buyers of apartments, net						29
Increase (decrease) in trade and other accounts payable	74		21	17		(143)
Increase in tenants' security deposits, net	1					1
Changes in assets and liabilities total	56		17	(21)		(56)
Net cash provided by operating activities before interest, dividend and taxes	1,891		545	3,564		3,286
Cash received and paid during the year for:
Interest paid	(1,316)		(380)	(1,668)		(1,830)
Interest received	47		14	62		43
Dividend received	302		87	36		70
Taxes paid	(145)		(42)	(90)		(55)
Tax received	6		2	5
Net cash received and paid	(1,106)		(319)	(1,655)		(1,772)
Net cash provided by operating activities	785		226	1,909		1,514
Cash flows from investing activities:
Initial consolidation of investment previously accounted for using equity method (a)						1,145
Acquisition of initially consolidated subsidiary (b)						(2,233)
Deconsolidation of previously consolidated subsidiary (c)	193		56	(105)
Investment return and proceeds from sale of investees	61		18	148		185
Investment in and loans to investees	(37)		(11)	(86)		(1,193)
Acquisition, construction and development of investment property	(2,665)		(769)	(4,594)		(3,338)
Investments in fixed assets	(39)		(11)	(26)		(15)
Proceeds from sale of investment property net of tax paid	2,028		585	1,465		1,164
Proceeds from sale of fixed assets				11			[3]
Grant of long-term loans	(5)		(1)	(119)		(61)
Collection of long-term loans	15		4	122		97
Short-term investments, net	90		26	(729)		(19)
Investment in financial assets	(77)		(22)	(130)		(529)
Proceeds from sale of financial assets and deposits withdrawal	1,192		344	737		360
Net cash provided by (used in) investing activities	756		219	(3,306)		(4,437)
Cash flows from financing activities:
Issue of shares net of issue expenses						586
Repayment of loans granted for purchase of Company's shares					[3]		[3]
Exercise of share options into Company's shares		[3]			[3]		[3]
Purchase of treasury shares	(73)		(21)
Capital issuance to non-controlling interests, net	9		3	1,348		2,284
Acquisition of non-controlling interests	(63)		(18)	(349)		(197)
Sale of shares to non-controlling interests net of tax paid				326		482
Dividend paid to equity holders of the Company	(204)		(59)	(295)		(328)
Dividend paid to non-controlling interests	(672)		(194)	(1,260)		(1,087)
Receipt of long-term loans	1,410		407	2,835		3,224
Repayment of long-term loans	(513)		(148)	(2,800)		(4,251)
Receipt (Repayment) of long-term credit facilities from banks, net	125		36	(77)		482
Receipt (Repayment) of short-term credit from banks and others, net	(213)		(61)	(80)		428
Repayment and early redemption of debentures and convertible debentures	(2,370)		(685)	(1,855)		(2,582)
Issue of debentures and convertible debentures	451		130	3,131		5,624
Unwinding of hedging transactions				3
Net cash provided by (used in) financing activities	(2,113)		(610)	927		4,665
Exchange differences on balances of cash and cash equivalents	(59)		(17)	(70)		(267)
Increase (decrease) in cash and cash equivalents	(631)		(182)	(540)		1,475
Cash and cash equivalents at the beginning of the year	1,520		457	2,125		650
Cash and cash equivalents attributed to discontinued operations				(65)
Cash and cash equivalents at the end of the year	₪ 954		$ 275	₪ 1,520		₪ 2,125

[1]	Reclassified, refer to Note 2dd.
[2]	Reclassified, refer to note 2ff.
[3]	Represents an amount of less than NIS 1 million.